Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Feb. 24, 2018	Aug. 26, 2017
Current assets:
Cash and cash equivalents	$ 79,010	$ 56,501
Accounts receivable, net	41,355	37,181
Inventories	25,813	29,062
Prepaid expenses	4,025	2,904
Other current assets	11,294	8,263
Total current assets	161,497	133,911
Long-term assets:
Property and equipment, net	2,289	2,105
Intangible assets, net	315,896	319,148
Goodwill	471,427	465,030
Other long-term assets	2,294	2,294
Total assets	953,403	922,488
Current liabilities:
Accounts payable	12,322	14,859
Accrued interest	547	561
Accrued expenses and other current liabilities	16,779	15,042
Current portion of TRA liability	3,017	2,548
Current maturities of long-term debt	714	234
Total current liabilities	33,379	33,244
Long-term liabilities:
Long-term debt, less current maturities	191,522	191,856
Long-term portion of TRA liability	24,273	23,127
Deferred income taxes	52,517	75,559
Total liabilities	301,691	323,786
See commitments and contingencies (Note 8)
Stockholders' equity:
Preferred stock, $0.01 par value, 100,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value, 600,000,000 shares authorized, 70,582,573 and 70,562,477 issued and outstanding, respectively	706	706
Additional paid-in-capital	612,336	610,138
Retained Earnings (accumulated deficit)	39,451	(12,161)
Accumulated other comprehensive (loss) income	(781)	19
Total stockholders' equity	651,712	598,702
Total liabilities and stockholders' equity	$ 953,403	$ 922,488